Transactions with Related Parties, Short-term Loan Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 25, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Proceeds from related party loan		$ 2,000	$ 0	$ 0
Payments of related party loan		2,000	0	0
Interest and finance costs		6,373	$ 8,416	$ 7,183
Related Party [Member] | Seanergy [Member]
Transactions with Related Parties [Abstract]
Proceeds from related party loan	$ 2,000
Interest rate	10.00%
Payments of related party loan	$ 2,000
Interest and finance costs		$ 48